UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            May 15, 2009
-------------------------   ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:   $347,321
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                           March 31, 2009



COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                   --------       -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
ADVANCE AUTO PARTS INC           COM            00751Y106   11557      281320  SH         SOLE                   281320
ANNTAYLOR STORES CORP            COM            036115103     449       86400  SH         SOLE                    86400
BARE ESCENTUALS INC              COM            067511105    2175      530500  SH         SOLE                   530500
BARNES & NOBLE INC               COM            067774109   13933      651672  SH         SOLE                   651672
BLACK & DECKER CORP              COM            091797100   13514      428200  SH         SOLE                   428200
CASH AMER INTL INC               COM            14754D100    9789      625094  SH         SOLE                   625094
CHIPOTLE MEXICAN GRILL INC       CL A           169656105    6001       90400  SH         SOLE                    90400
COACH INC                        COM            189754104    9311      557541  SH         SOLE                   557541
COLLECTIVE BRANDS INC            COM            19421W100   11072     1136792  SH         SOLE                  1136792
COPART INC                       COM            217204106    7107      239599  SH         SOLE                   239599
CVS CAREMARK CORPORATION         COM            126650100   13193      479911  SH         SOLE                   479911
DARDEN RESTAURANTS INC           COM            237194105   11593      338386  SH         SOLE                   338386
DECKERS OUTDOOR CORP             COM            243537107   11429      215476  SH         SOLE                   215476
EBAY INC                         COM            278642103   11918      948905  SH         SOLE                   948905
EXPRESS SCRIPTS INC              COM            302182100   13904      301150  SH         SOLE                   301150
FINISH LINE INC                  CL A           317923100    5473      826705  SH         SOLE                   826705
FOSSIL INC                       COM            349882100    9218      587104  SH         SOLE                   587104
GAP INC DEL                      COM            364760108    6104      469900  SH         SOLE                   469900
GREEN MTN COFFEE ROASTERS IN     COM            393122106   13573      282772  SH         SOLE                   282772
GUESS INC                        COM            401617105    9329      442538  SH         SOLE                   442538
GYMBOREE CORP                    COM            403777105   13528      633628  SH         SOLE                   633628
HERBALIFE LTD                    COM USD SHS    G4412G101   11998      800905  SH         SOLE                   800905
HIBBETT SPORTS INC               COM            428567101    5553      288900  SH         SOLE                   288900
LIFE TIME FITNESS INC            COM            53217R207   11253      895927  SH         SOLE                   895927
LOWES COS INC                    COM            548661107   14976      820600  SH         SOLE                   820600
LULULEMON ATHLETICA INC          COM            550021109    7190      830234  SH         SOLE                   830234
LUMBER LIQUIDATORS INC           COM            55003Q103    4662      365629  SH         SOLE                   365629
MCKESSON CORP                    COM            58155Q103   11716      334355  SH         SOLE                   334355
PACIFIC SUNWEAR CALIF INC        COM            694873100    2097     1263389  SH         SOLE                  1263389
POLO RALPH LAUREN CORP           CL A           731572103   11560      273614  SH         SOLE                   273614
QUIKSILVER INC                   COM            74838C106    2224     1737334  SH         SOLE                  1737334
REGIS CORP MINN                  COM            758932107    8153      564250  SH         SOLE                   564250
SCOTTS MIRACLE GRO CO            CL A           810186106   10077      290390  SH         SOLE                   290390
UNDER ARMOUR INC                 CL A           904311107   13862      843673  SH         SOLE                   843673
WARNACO GROUP INC                COM NEW        934390402   12970      540414  SH         SOLE                   540414
YUM BRANDS INC                   COM            988498101   14860      540755  SH         SOLE                   540755


SK 03316 0001 994588